CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
6.	CASH AND CASH EQUIVALENTS

	December 31, 2013	December 31, 2012
Cash at the bank and on hand	104.7	34.0
Restricted cash[1]	39.6	—

	144.3	34.0

[1]	At December 31, 2013 $39.6 million was in an escrow account, being the consideration for the Witwatersrand Consolidated Gold Resources Limited acquisition. Refer to note 23 for further details relating to the transaction.

Sibanye has ceded certain of its bank accounts in favor of the lenders of the R4.5 billion Facilities as security, refer to note 12.